EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in the Class I and Class R Prospectus dated March 1, 2013, for each series of Calamos Investment Trust, filed with the Securities and Exchange Commission on March 4, 2013 (Accession No. 0001193125-13-089154).